CONVERTIBLE NOTES PAYABLE	9 Months Ended	12 Months Ended
	Nov. 30, 2022	Feb. 28, 2022
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE

9. CONVERTIBLE NOTES PAYABLE

Convertible notes payable consisted of the following:

				Balance	Balance
		Interest	Conversion	November 30,	February 28,
Issued	Maturity	Rate	Rate per Share	2022	2022
July 18, 2016	July 18, 2017*	8%	$0.003(1)	$—	$3,500
August 9, 2022	August 9, 2023	12%	$0.009(2)	750,000	—
				$750,000	$3,500

(Less): current portion of convertible notes payable				(750,000)	(3,500)
(Less): discount on noncurrent convertible notes payable				—	—
Noncurrent convertible notes payable, net of discount				$—	$—

Current portion of convertible notes payable				$750,000	$3,500
(Less): discount on current portion of convertible notes payable				(433,932)	—
Current portion of convertible notes payable, net of discount				$316,068	$3,500

__________

*	This note was in default as of February 28, 2022. Default interest rate 22%
(1)	The conversion price was not subject to adjustment from forward or reverse stock splits. Effective in August 2022 this note (and accrued interest) was no longer convertible.
(2)	Subject to adjustment for dilutive issuances

During both the three and nine months ended November 30, 2022, the Company incurred original issue discounts of $75,000, and relative fair value discounts debt discounts from derivative liabilities of $393,949 and fees of $55,750 related to new convertible notes payable. During both the three and nine months ended November 30, 2021 the Company recognized debt discounts from derivative liabilities of $438,835. During the three and nine months ended November 30, 2022, the Company recognized interest expense related to the amortization of debt discount of $78,149 and $90,767. During the three and nine months ended November 30, 2021, the Company recognized interest expense related to the amortization of debt discount of $694,855 and $775,986, respectively.

The note above is unsecured. As of November 30, 2022 and February 28, 2022, the Company had total accrued interest payable of $51,458 and $28,104, respectively, all of which is classified as current.

During the nine months ended November 30, 2022, the Company also had the following convertible note activity:

●	The Company transferred the above July 18, 2016 $3,500 note to loans payable as the note was no longer convertible. This was a result of an SEC action against the debt holder who was also a common stockholder.

●	On August 9, 2022 the Company entered into a new convertible note for $750,000 with a one year maturity, interest rate of 12%, with a warrant (Warrant 1) to purchase 47,000,000 common shares with a five year maturity and an exercise price of $0.01, and an additional warrant (Warrant 2) to purchase 47,000,000 common shares with a five year maturity and an exercise price of $0.008 to be cancelled and extinguished if the note balance is $375,000 or less by February 9. 2023. The Company received $619,250 in cash proceeds, recorded an original issue discount of $75,000, recognized $393,949 based on a relative fair value calculation as debt discount with a corresponding adjustment to paid-in capital for the attached warrants, and transaction fees of $55,750. The discount is amortized over the term of the loan. This Note shall have priority over all unsecured indebtedness of the Company. The note has certain default provisions such as failure to pay any principal or interest when due and failure to maintain a minimum market capitalization of $30 million. In the event of these or any other default provisions, the note becomes due and payable at 125%.

During the nine months ended November 30, 2021, the Company had the following convertible note activity:

●	The Company amended the January 27, 2021 agreement with the lender whereby the conversion rate was changed from $0.10 to $0.03 as a result of a dilutive issuance; this resulted a derivative discount of $438,835 and a loss on extinguishment of $360,125.

●

Holders of certain convertible notes payable elected to convert a total of $825,000 of principal and $71,955 accrued interest, and $1,750 of fees into 31,042,436 shares of common stock; no gain or loss was recognized on conversions as these conversions occurred within the terms of the agreement that provided for conversion.

●	The conversion rate of the January 19, 2021 note included above was reduced to $0.027 due to the dilutive issuance provision in the January 19, 2021 agreement.

8. CONVERTIBLE NOTES PAYABLE

Convertible notes payable consisted of the following:

					Balance	Balance
		Interest	Conversion		February 28,	February 28,
Issued	Maturity	Rate	Rate per Share		2022	2021
July 18, 2016	July 18, 2017*	10%	$0.003	(2)	3,500	3,500
December 31, 2016	December 31, 2020	8%	35% discount	(1)	—	65,000
January 19, 2021	January 19, 2022	12%	$0.04		—	275,000
January 27, 2021	January 27, 2022	10%	$0.10	(3)	—	550,000
					3,500	893,500

Less: current portion of convertible notes payable					(3,500)	(893,500)
Less: discount on noncurrent convertible notes payable					—	—
Noncurrent convertible notes payable, net of discount					$—	$—

Current portion of convertible notes payable					$3,500	$893,500
Less: discount on current portion of convertible notes payable					—	(697,276)
Current portion of convertible notes payable, net of discount					$3,500	$196,224

__________

*	The indicated note was in default as of February 28, 2022. Default interest rate 22%

(1)	The notes are convertible at a discount (as indicated) to the average market price and are accounted for and evaluated under ASC 480 as discussed in Note 3.

(2)	The conversion price is not subject to adjustment from forward or reverse stock splits.

(3)	The per share conversion price into which Principal Amount and interest (including any Default Interest) under this Note shall be convertible into shares of Common Stock hereunder (the “Conversion Price”) shall be equal to $0.10 per share (the “Fixed Conversion Price”); provided, however, that if, the lowest traded price on the date six (6) months from the issue date hereof is below the Fixed Conversion Price, and no default exists, the conversion shall be $0.05 (the “Alternative Fixed Conversion Price”) provided, further, that upon any Event of Default (as defined herein) after the Issue Date, the Conversion Price shall equal the lower of (i) $0.03 (the “Default Fixed Conversion Price”); or (ii) seventy percent (70%) multiplied by the lowest closing price of the Common Stock during the fifteen (15) consecutive Trading Day period immediately preceding the date of the respective event of default (the “Default Conversion Price”); the Company amended this agreement with the lender whereby the conversion rate was changed from $0.10 to $0.03 as a result of a dilutive issuance. This resulted an additional derivative discount of $438,835 and a loss on extinguishment of $360,125.

During the years ended February 28, 2022 and February 28, 2021, the Company incurred original issue discounts of $0 and $77,500, respectively, and debt discounts from derivative liabilities of $438,835 and $143,133, respectively, related to both new and re-valued convertible notes payable. These amounts are included in discounts on convertible notes payable and are being amortized to interest expense over the life of the convertible notes payable. During the years ended February 28, 2022 and February 28, 2021, the Company recognized interest expense related to the amortization of debt discount of $$775,986 and $190,197, respectively. The Company recorded penalty interest of $0 during the year ended February 28, 2022 and $939,705 during the year ended February 28, 2021 that is payable upon maturity if not already converted or settled prior to maturity.

All the notes above are unsecured. As of February 28, 2022, the Company had total accrued interest payable of $28,104, all of which is classified as current. As of February 28, 2021, the Company had total accrued interest payable of $49,764, all of which is classified as current. See description below for details of the convertible notes issued during the years ended February 28, 2022 and February 28, 2021.

Convertible notes issued

The Company determined that the embedded conversion features which result in a variable conversion rate, in the convertibles notes described below should be accounted for as derivative liabilities as a result of their variable conversion rates.

During the year ended February 28, 2022, the Company had the following convertible note activity:

●	the Company amended the January 27, 2021 agreement with the lender whereby the conversion rate was changed from $0.10 to $0.03 as a result of a dilutive issuance. This resulted a derivative discount of $438,835 and a loss on extinguishment of $360,125.

●	holders of certain convertible notes payable elected to convert a total of $825,000 of principal and $71,955 accrued interest, and $1,750 of fees into 31,042,436 shares of common stock. No gain or loss was recognized on conversions as these conversions occurred within the terms of the agreement that provided for conversion.

●	the conversion rate of the January 19, 2021 note included above was reduced to $0.027 due to the dilutive issuance provision in the January 19, 2021 agreement.

During the year ended February 28, 2021, the Company had the following convertible note activity:

●	The Company entered into a convertible note agreement with a lender on January 27, 2021 with a principal amount of $550,000 received cash proceeds of $463,500 with an original issue discount of $50,000 and issuance fees of $36,500. The note has a one year maturity and bears interest at 10%. The note was issued with a warrant to purchase 8,250,000 shares at an exercise price of $0.10 per share with a 3 year term and having a fair value of $1,149,225 using Black-Scholes with assumptions described in note 13 and 5,000,000 common shares having a fair value of 697,000. After allocating these charges to debt and equity according to their respective values , the initial debt balance net of a debt discount was $70,377 and the adjustment to paid in capital was $310,961.The discounts are being amortized over the term of the loan. In addition for the year ended February 28, 2021, the Company recorded a derivative discount on the embedded conversion feature of $82,162, , amortization expense of $12,401 with an unamortized discount of $467,222 at February 28, 2021.

●	The Company entered into a convertible note agreement with a lender on January 19, 2021 with a principal amount of $275,000 received cash proceeds of $229,150 with an original issue discount of $27,500, and issuance fees of $18,350. The note has a one year maturity and bears interest at 12%. The note was issued with a warrant to purchase 11,000,000 shares at an exercise price of $0.045per share with a 3 year term and having a fair value of $594,000 using Black-Scholes with assumptions described in note 13. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values , the initial debt balance net of a debt discount was $40,191 and the adjustment to paid in capital of $127,988. Also, for the year ended February 28, 2021, the Company recorded a derivative discount on the embedded conversion feature of $60,971, amortization expense of $8,255 with an unamortized discount of $226,554 at February 28, 2021.

●	The Company recorded $939,705 in penalties as increases on various notes, with a corresponding charge to interest.

●	Holders of certain convertible notes payable elected to convert a total of $2,420,559 of principal and $1,148,127 accrued interest, into 2,329,798,068 shares of common stock. No gain or loss was recognized on conversions as these conversions occurred within the terms of the agreement that provided for conversion.

●	The Company entered into various debt settlement during the year where they settled principal of $556,664 and interest of $260,514 totaling $817,718 for cash payments totaling $770,813.

●	The Company entered into various debt settlement during the year where they exchanged principal of $4,671,030 and interest of $3,042,613 totaling $7,713,643 in exchange for new promissory notes totaling $7,713 ,643 bearing interest at 12% and with three year maturities. In addition as part of the debt exchange the Company issued 805,000,000 warrants with a 3 year term and an exercise price of $0.002 having a fair value using black-scholes of $1,898,500 and 55 Series F Preferred Stock having a fair value of $1,151,166.